Organization and Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Cash	$ 6,598						$ 6,598		$ 15,740	$ 40,566
Accumulated deficit	(134,311)						(134,311)		(111,503)	(71,743)
Net loss	(5,862)	$ (7,589)	$ (9,357)	$ (11,405)	$ (9,928)	$ (9,662)	(22,808)	$ (30,995)	(39,760)	(40,335)
Net cash used in operating activities							19,746	$ 22,593	28,930	$ 30,818
Direct medical costs, annually	$ 100,000,000						$ 100,000,000		$ 100,000,000